UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10597

Tax-Managed Mid-Cap Core Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 98.1%
Security	Shares	Value
Advertising Agencies - 1.0%
Omnicom Group	8,400	$696,360
		$696,360
Aerospace / Defense - 1.5%
Engineered Support Systems, Inc.	30,600	$1,080,792
		$1,080,792
Applications Software - 1.5%
Jack Henry & Associates, Inc. Class A	62,500	$1,074,375
		$1,074,375
Automobiles - 1.6%
Winnebago Industries	38,800	$1,130,632
		$1,130,632
Banks-Regional - 3.1%
City National Corp.	18,000	$1,269,000
Synovus Financial Corp.	32,900	922,187
		$2,191,187
Broadcasting and Radio - 3.0%
Cox Radio, Inc. Class A(1)	55,220	$868,058
Radio One, Inc., Class D(1)	94,490	1,234,984
		$2,103,042
Building Products - 2.7%
Florida Rock Industries, Inc.	21,500	$1,248,720
Valspar Corp.	15,500	640,615
		$1,889,335
Business Services-Miscellaneous - 3.6%
Fiserv, Inc.(1)	31,200	$1,319,760
SEI Investments Co.	36,700	1,204,127
		$2,523,887
Chemicals - 1.8%
Air Products and Chemicals, Inc.	22,200	$1,303,806
		$1,303,806

Security	Shares	Value
Cosmetics & Toiletries - 1.3%
Alberto-Culver Co.	20,750	$923,375
		$923,375
Distribution / Wholesale - 2.2%
CDW Corp.	29,200	$1,596,948
		$1,596,948
Electrical Equipment - 1.9%
Cooper Industries Ltd. Class A	21,100	$1,343,226
		$1,343,226
Electronics-Equipment / Instruments - 3.3%
Amphenol Corp. Class A	36,200	$1,427,728
National Instruments Corp.	43,450	935,913
		$2,363,641
Entertainment - 1.6%
International Speedway Corp. Class A	21,300	$1,133,160
		$1,133,160
Finance-Investment Management - 5.3%
Affiliated Managers Group, Inc.(1)	29,800	$1,863,394
Ambac Financial Group, Inc.	9,800	655,130
Legg Mason, Inc.	17,200	1,218,792
		$3,737,316
Food-Wholesale / Distribution - 3.0%
Dean Foods Co.(1)	41,800	$1,436,248
McCormick & Co., Inc.	19,400	671,046
		$2,107,294
Gas Distribution - 2.8%
AGL Resources, Inc.	20,600	$712,760
Piedmont Natural Gas Co., Inc.	55,200	1,266,840
		$1,979,600
Healthcare Services - 1.5%
Express Scripts, Inc.(1)	11,800	$1,057,752
		$1,057,752

See notes to financial statements

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Products - 1.9%
Mohawk Industries, Inc.(1)	17,000	$1,322,770
		$1,322,770
Insurance - 3.0%
Ace Ltd.	21,700	$932,232
Markel Corp.(1)	3,400	1,166,540
		$2,098,772
Investment Services - 1.4%
A.G. Edwards, Inc.	25,800	$1,024,518
		$1,024,518
Manufacturing - 4.4%
Dover Corp.	25,400	$923,544
Jacobs Engineering Group, Inc.(1)	19,200	935,232
Pentair, Inc.	30,800	1,225,224
		$3,084,000
Medical-Hospitals - 1.0%
Health Management Associates, Inc. Class A	30,100	$744,373
		$744,373
Medical Devices - 2.0%
Varian Medical Systems, Inc.(1)	42,500	$1,433,950
		$1,433,950
Medical Products - 8.8%
Biomet, Inc.	31,140	$1,204,807
C.R. Bard, Inc.	15,800	1,124,486
Patterson Companies, Inc.(1)	22,400	1,132,320
Renal Care Group, Inc.(1)	36,050	1,375,308
Respironics, Inc.(1)	22,300	1,409,137
		$6,246,058
Medical Services / Supplies - 1.3%
DENTSPLY International, Inc.	17,300	$945,618
		$945,618
Multi-Utilities - 1.6%
Questar Corp.	19,800	$1,156,320
		$1,156,320

Security	Shares	Value
Office Electronics / Technology - 2.0%
Zebra Technologies Corp. Class A(1)	29,575	$1,412,502
		$1,412,502
Oil and Gas-Equipment and Services - 3.4%
Cooper Cameron Corp.(1)	16,500	$906,510
National Oilwell Varco, Inc.(1)	37,200	1,478,328
		$2,384,838
Oil and Gas-Exploration and Production - 3.4%
EOG Resources, Inc.	17,500	$832,125
Newfield Exploration Co.(1)	21,800	1,548,454
		$2,380,579
Personal Products - 1.6%
Estee Lauder Cos., Inc. (The), Class A	29,000	$1,113,890
		$1,113,890
Printing and Business Products - 2.5%
Avery Dennison Corp.	13,400	$701,490
Lexmark International, Inc., Class A(1)	15,300	1,062,585
		$1,764,075
Publishing - 2.0%
E.W. Scripps Co.	28,300	$1,441,319
		$1,441,319
Retail-Discount - 1.2%
Dollar General Corp.	43,700	$889,295
		$889,295
Retail-Restaurants - 1.3%
Sonic Corp.(1)	29,600	$948,384
		$948,384
Retail-Specialty and Apparel - 3.1%
Bed Bath and Beyond, Inc.(1)	38,900	$1,447,469
Columbia Sportswear Co.(1)	17,200	739,600
		$2,187,069

See notes to financial statements

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Semiconductors & Semiconductor Equipment - 2.1%
Microchip Technology, Inc.	51,350	$1,462,448
		$1,462,448
Specialty Chemicals and Materials - 2.0%
Ecolab, Inc.	43,100	$1,409,801
		$1,409,801
Telecommunications - 1.3%
CenturyTel, Inc.	29,000	$890,010
		$890,010
Transportation - 4.1%
C.H. Robinson Worldwide, Inc.	27,900	$1,439,640
Expeditors International of Washington, Inc.	29,200	1,434,012
		$2,873,652
Total Common Stocks (identified cost $60,291,282)		$69,449,969
Total Investments - 98.1% (identified cost $60,291,282)		$69,449,969
Other Assets, Less Liabilities - 1.9%		$1,320,521
Net Assets - 100.0%		$70,770,490

(1)  Non-income producing security.

See notes to financial statements

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $60,291,282)	$69,449,969
Cash	1,328,555
Dividends and interest receivable	16,811
Total assets	$70,795,335
Liabilities
Payable to affiliate for Trustees' fees	$475
Accrued expenses	24,370
Total liabilities	$24,845
Net Assets applicable to investors' interest in Portfolio	$70,770,490
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$61,611,803
Net unrealized appreciation (computed on the basis of identified cost)	9,158,687
Total	$70,770,490

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends	$249,724
Interest	8,542
Total investment income	$258,266
Expenses
Investment adviser fee	$288,881
Trustees' fees and expenses	1,830
Custodian fee	26,745
Legal and accounting services	14,167
Miscellaneous	1,488
Total expenses	$333,111
Deduct - Reduction of investment adviser fee	$3,402
Total expense reductions	$3,402
Net expenses	$329,709
Net investment loss	$(71,443)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$1,748,668
Net realized gain	$1,748,668
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(386,700)
Net change in unrealized appreciation (depreciation)	$(386,700)
Net realized and unrealized gain	$1,361,968
Net increase in net assets from operations	$1,290,525

See notes to financial statements

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment loss	$(71,443)	$(89,595)
Net realized gain from investment transactions	1,748,668	914,226
Net change in unrealized appreciation (depreciation) of investments	(386,700)	2,644,478
Net increase in net assets from operations	$1,290,525	$3,469,109
Capital transactions - Contributions	$4,150,218	$21,164,553
Withdrawals	(1,800,187)	(3,615,999)
Net increase in net assets from capital transactions	$2,350,031	$17,548,554
Net increase in net assets	$3,640,556	$21,017,663
Net Assets
At beginning of period	$67,129,934	$46,112,271
At end of period	$70,770,490	$67,129,934

See notes to financial statements

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2005		Year Ended October 31,		Period Ended
	(Unaudited)		2004	2003	October 31, 2002(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.92	%(2)	0.93%	0.99%	1.68	%(2)
Net investment loss	(0.20	)%(2)	(0.15)%	(0.22)%	(0.81	)%(2)
Portfolio Turnover	25%		42%	50%	13%
Total Return(3)	2.00%		6.43%	25.97%	(14.72)%
Net assets, end of period (000's omitted)	$70,770		$67,130	$46,112	$17,149
†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.93	%(2)	0.93%
Net investment loss	(0.21	)%(2)	(0.15)%

(1)  For the period from the start of business, March 1, 2002, to October 31, 2002.

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

See notes to financial statements

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Eaton Vance Tax-Managed Mid-Cap Core Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 35.0% and 64.8% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices, or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Financial Futures Contract - Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Put Options - Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

G  Securities Sold Short - The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

H  Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Other - Investment transactions are accounted for on a trade date basis.

K  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2005, the advisory fee amounted to $288,881. BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the six months ended April 30, 2005, BMR waived $3,402 of its advisory fee. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC (Atlanta Capital), a majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio equal to 0.55% annually of the average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $19,274,232 and $17,313,335, respectively, for the six months ended April 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$60,291,282
Gross unrealized appreciation	$10,849,230
Gross unrealized depreciation	(1,690,543)
Net unrealized appreciation	$9,158,687

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2005.

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended April 30, 2005.

7  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	100%	0%
James B. Hawkes	100%	0%
Samuel L. Hayes, III	100%	0%
William H. Park	100%	0%
Ronald A. Pearlman	100%	0%
Norton H. Reamer	100%	0%
Lynn A. Stout	100%	0%
Ralph F. Verni	100%	0%

Results are rounded to the nearest whole number.

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The investment advisory agreement between Tax-Managed Mid-Cap Core Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, and the investment sub-advisory agreement between the investment adviser and the sub-adviser, Atlanta Capital Management, LLC ("Atlanta Capital"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory and sub-advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory and sub-advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Tax-Managed Mid-Cap Core Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance and Atlanta Capital, where applicable, on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser and sub-adviser. In so doing, the Special Committee considered their management capabilities with respect to the types of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory and sub-advisory agreements. The Special Committee specifically noted the investment adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser and sub-adviser were appropriate to fulfill effectively their duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the asset size of the Fund, the Fund's expense ratio is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of profits of the investment adviser and sub-adviser in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the implementation of a soft dollar reimbursement program pursuant to which the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser or sub-adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser and sub-adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser and Atlanta Capital, an affiliated sub-adviser, are not unreasonable. The Special Committee also considered the extent to which the investment adviser and sub-adviser appear to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory and sub-advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory and sub-advisory agreements, including the fee structures, is in the interests of shareholders.

Eaton Vance Tax-Managed Mid-Cap Core Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Mid-Cap Core Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Mid-Cap Core Portfolio

Officers
James B. Hawkes
President and Trustee
Thomas E. Faust Jr.
Vice President
William R. Hackney, III
Vice President
Paul J. Marshall
Vice President
Charles B. Reed
Vice President
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Mid-Cap Core Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Assistant Treasurer

Date:	June 17, 2005

By:	/s/ James B. Hawkes
James B. Hawkes
President

Date:	June 17, 2005